Details of Customer Accounting for Ten Percent or More of Accounts Receivable (Detail) (Customer A)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Customer A
Concentration Risk [Line Items]
Percentage of receivable from customer	10.50%	10.90%